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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06463
AIM International Mutual Funds (Invesco International Mutual Funds)

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 01/31/11

Item 1. Schedule of Investments.

Invesco Asia Pacific Growth Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2011
invesco.com/us                 APG-QTR-1 01/11                 Invesco Advisers, Inc.

Schedule of Investments
January 31, 2011
(Unaudited)

	Shares	Value
| |
Common Stocks & Other Equity Interests—87.82%

Australia—12.83%

BHP Billiton Ltd.	303,762	$13,501,663

Coca-Cola Amatil Ltd.	287,844	3,234,425

Cochlear Ltd.	97,713	7,534,356

Computershare Ltd.	749,782	7,558,094

CSL Ltd.	388,063	14,417,373

QBE Insurance Group Ltd.	525,021	9,185,377

Toll Holdings Ltd.	494,339	2,897,121

Woolworths Ltd.	280,651	7,480,320

WorleyParsons Ltd.	342,058	9,477,616

		75,286,345

China—14.00%

China Merchants Bank Co., Ltd. -Class H	3,823,500	8,973,046

CNOOC Ltd. -ADR	69,542	15,484,222

Industrial and Commercial Bank of China Ltd. -Class H	24,446,000	18,132,023

Minth Group Ltd.	4,560,000	6,901,381

NetEase.com Inc. -ADR(a)	148,299	5,982,382

Stella International Holdings Ltd.	5,052,500	10,977,638

Vinda International Holdings Ltd.	3,375,000	3,161,383

Want Want China Holdings Ltd.	3,912,000	3,276,523

Xinyi Glass Holdings Co. Ltd.	11,092,000	9,242,568

		82,131,166

Hong Kong—8.31%

Cheung Kong (Holdings) Ltd.	619,000	10,243,137

Dickson Concepts (International) Ltd.	4,471,000	3,486,562

Franshion Properties China Ltd.	13,532,000	3,922,470

Hongkong Land Holdings Ltd.	562,000	3,956,480

Hutchison Whampoa Ltd.	994,000	11,644,487

Lee & Man Paper Manufacturing Ltd.	9,617,000	6,639,973

Li & Fung Ltd.	682,200	4,439,484

Paliburg Holdings Ltd.	11,613,240	4,432,446

		48,765,039

India—1.94%

Bharat Heavy Electricals Ltd.	53,486	2,593,849

Infosys Technologies Ltd.	129,079	8,766,574

		11,360,423

Indonesia—8.18%

PT Astra International Tbk	504,500	2,726,274

PT Bank Central Asia Tbk	5,413,000	3,379,760

PT Indocement Tunggal Prakarsa Tbk	3,184,500	4,768,480

PT Perusahaan Gas Negara	34,141,500	16,023,944

PT Summarecon Agung Tbk	113,719,500	10,987,698

PT Telekomunikasi Indonesia Tbk	12,087,500	10,108,720

		47,994,876

Malaysia—6.50%

Kossan Rubber Industries Berhad (b)	13,567,000	14,180,761

Parkson Holdings Berhad	6,240,177	11,495,867

Public Bank Berhad	2,849,900	12,473,840

		38,150,468

Philippines—11.42%

Ayala Corp.	952,250	7,328,803

Energy Development Corp.	71,394,700	9,367,806

Energy Development Corp. (c)	2,918,750	382,974

First Gen Corp. (a)	32,432,989	8,451,203

First Gen Corp. (a) (c)	1,919,100	500,068

GMA Holdings, Inc. -PDR (a) (b)	47,245,000	7,377,866

GMA Holdings, Inc. —PDR(a) (b) (c)	1,468,000	229,246

Manila Water Co.	8,242,000	3,386,645

Philippine Long Distance Telephone Co.	207,945	11,543,897

SM Investments Corp.	1,735,775	18,410,269

		66,978,777

Singapore—3.89%

Keppel Corp. Ltd.	1,518,000	13,956,530

United Overseas Bank Ltd.	570,000	8,842,947

		22,799,477

South Korea—8.20%

CJ CheilJedang Corp.	40,273	6,913,897

Hyundai Department Store Co., Ltd. (a)	76,740	8,990,913

Hyundai Mobis(a)	35,656	8,219,991

Lotte Confectionery Co., Ltd. (a)	4,263	5,391,005

MegaStudy Co., Ltd. (a)	29,612	5,017,640

NHN Corp. (a)	63,329	11,295,639

S1 Corp.	47,712	2,286,680

		48,115,765

Taiwan—6.01%

Hon Hai Precision Industry Co., Ltd.	1,468,160	6,285,693

Taiwan Semiconductor Manufacturing Co. Ltd.	7,347,464	19,215,596

Wistron Corp.	4,998,244	9,787,539

		35,288,828

Thailand—6.54%

BEC World PCL	3,309,200	3,389,616

CP ALL PCL	3,120,600	3,889,385

Kasikornbank PCL	2,780,500	10,621,528

Major Cineplex Group PCL	17,775,000	6,674,976

Siam Commercial Bank PCL	2,957,600	9,033,653

Thai Stanley Electric PCL —Class F	884,000	4,736,225

		38,345,383

Total Common Stocks & Other Equity Interests (Cost $355,697,226)		515,216,547

See accompanying notes which are an integral part of this schedule.
Invesco Asia Pacific Growth Fund

	Shares	Value
Money Market Funds—12.67%

Liquid Assets Portfolio — Institutional Class (d)	37,184,485	37,184,485

Premier Portfolio — Institutional Class (d)	37,184,485	37,184,485

Total Money Market Funds (Cost $74,368,970)		74,368,970

TOTAL INVESTMENTS—100.49% (Cost $430,066,196)		589,585,517

OTHER ASSETS LESS LIABILITIES—(0.49)%		(2,888,019)

NET ASSETS—100.00%		$586,697,498

Investment Abbreviations:
ADR                 — American Depositary Receipt
PDR                 — Philippine Deposit Receipt
Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of January 31, 2011 was $21,787,873, which represented 3.71% of the Fund’s Net Assets. See Note 3.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2011 was $1,278,444, which represented 0.22% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Asia Pacific Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Asia Pacific Growth Fund

A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the
Invesco Asia Pacific Growth Fund

E.	Foreign Currency Contracts — (continued)

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2 *	Level 3	Total

Australia	$2,897,121	$72,389,224	$—	$75,286,345

China	39,345,623	42,785,543	—	82,131,166

Hong Kong	11,365,512	37,399,527	—	48,765,039

India	—	—	11,360,423	11,360,423

Indonesia	10,874,514	37,120,362	—	47,994,876

Malaysia	38,150,468	—	—	38,150,468

Philippines	37,561,278	29,417,499	—	66,978,777

Singapore	—	22,799,477	—	22,799,477

South Korea	36,838,172	11,277,593	—	48,115,765

Taiwan	—	35,288,828	—	35,288,828

Thailand	34,955,767	3,389,616	—	38,345,383

United States	74,368,970	—	—	74,368,970

Total Investments	$286,357,425	$291,867,669	$11,360,423	$589,585,517

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
Invesco Asia Pacific Growth Fund

NOTE 3 — Investments in Other Affiliates
The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the three months ended January 31, 2011.

				Change in
				Unrealized	Realized
	Value	Purchases at	Proceeds from	Appreciation	Gain	Value	Dividend
	10/31/10	Cost	Sales	(Depreciation)	(Loss)	01/31/11	Income

GMA Holdings, Inc. - PDR	$8,314,922	$—	$—	$(707,810)	$—	$7,607,112	$—

Kossan Rubber Industries	11,153,408	2,576,081	—	451,272	—	14,180,761	—

Total	$19,468,330	$2,576,081	$—	$(256,538)	$—	$21,787,873	$—

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2011 was $47,056,827 and $37,330,888, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$169,074,694

Aggregate unrealized (depreciation) of investment securities	(10,193,997)

Net unrealized appreciation of investment securities	$158,880,697

Cost of investments for tax purposes is $430,704,820.
Invesco Asia Pacific Growth Fund

Invesco European Growth Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us      EGR-QTR-1      01/11      Invesco Advisers, Inc.

Schedule of Investments
January 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—91.51%
Austria—0.73%
Andritz AG	78,641	$6,707,285
Belgium—1.62%
Anheuser-Busch InBev N.V.	267,742	14,811,501
Denmark—2.13%
Novo Nordisk A.S. -Class B	172,665	19,495,621
France—4.94%
AXA S.A.	267,722	5,665,439
BNP Paribas	160,228	11,974,877
Cie Generale des Etablissements Michelin — Class B	61,213	4,455,027
Danone S.A.	149,516	9,002,883
Publicis Groupe S.A.	95,881	4,933,384
Total S.A.	157,298	9,196,945

		45,228,555

Germany—8.01%
Bayer AG	121,976	8,992,506
Bayerische Motoren Werke AG	167,176	12,832,815
Deutsche Boerse AG	119,315	9,041,305
Fresenius Medical Care AG & Co. KGaA	141,770	8,292,931
Puma AG Rudolf Dassler Sport	35,247	11,019,407
SAP AG	168,653	9,746,581
Wirecard AG	835,563	13,398,664

		73,324,209

Greece—1.38%
Intralot S.A.	2,226,503	7,649,570
Jumbo S.A.	716,646	4,993,010

		12,642,580

Ireland—3.11%
DCC PLC	407,912	12,060,359
Paddy Power PLC	417,196	16,446,467

		28,506,826

Italy—0.45%
Ansaldo STS S.p.A.	273,642	4,142,646

Netherlands—5.61%
Aalberts Industries N.V.	798,426	15,792,195
Koninklijke (Royal) KPN N.V.	540,194	8,523,742
Koninklijke Ahold N.V.	770,622	10,432,243
TNT N.V.	372,837	10,115,382
Unilever N.V.	221,016	6,536,089

		51,399,651

Norway—4.10%
Prosafe S.E.	2,168,647	16,142,312
TGS Nopec Geophysical Co. A.S.A.	902,461	21,346,525

		37,488,837

Russia—1.82%
Gazprom OAO -ADR	396,857	10,541,464
VimpelCom Ltd. -ADR	444,629	6,153,665

		16,695,129

Spain—0.67%
Prosegur, Compania de Seguridad S.A.	105,356	6,128,980

Sweden—3.76%
Intrum Justitia A.B.	810,101	12,824,205
Kinnevik Investment A.B. -Class B	403,826	9,000,781
Telefonaktiebolaget LM Ericsson -Class B	622,618	7,671,988
Volvo A.B. -Class B (a)	280,960	4,888,382

		34,385,356

Switzerland—11.12%
Aryzta AG	449,957	19,554,861
Dufry Group (a)	132,312	15,847,175
Julius Baer Group Ltd.	187,464	8,480,845
Nestle S.A.	297,920	16,105,916
Novartis AG	225,791	12,586,459
Roche Holding AG	142,159	21,618,164
Syngenta AG	23,638	7,612,322

		101,805,742

Turkey—3.57%
Haci Omer Sabanci Holding A.S.	3,826,299	16,281,108
Tupras-Turkiye Petrol Rafinerileri A.S.	630,483	16,363,921

		32,645,029

United Kingdom—38.49%
Amlin PLC	2,260,983	14,134,479
Balfour Beatty PLC	2,145,257	11,547,443
BG Group PLC	525,644	11,827,633
British American Tobacco PLC	321,997	11,884,898
Bunzl PLC	733,895	8,937,290
Centrica PLC	2,436,700	12,482,139
Chemring Group PLC	289,565	15,593,573
Compass Group PLC	1,842,815	16,392,248
Homeserve PLC	2,650,051	18,586,647
IG Group Holdings PLC	2,002,117	14,491,074
Imperial Tobacco Group PLC	582,222	16,632,448
Informa PLC	2,591,598	17,882,031
International Power PLC	2,511,089	17,000,817
Kingfisher PLC	2,103,441	8,487,965
Lancashire Holdings Ltd.	1,049,341	9,334,121
Micro Focus International PLC	1,222,218	8,028,179
Mitie Group PLC	3,720,824	13,023,107
Next PLC	268,357	8,495,566
Reckitt Benckiser Group PLC	157,830	8,580,291
See accompanying notes which are an integral part of this schedule.
Invesco European Growth Fund

	Shares	Value

United Kingdom—(continued)
Reed Elsevier PLC	1,106,916	$9,802,332
Royal Dutch Shell PLC -Class B	292,051	10,152,926
Shire PLC	895,197	23,626,326
Tesco PLC	2,088,642	13,468,472
Ultra Electronics Holdings PLC	547,110	15,638,157
United Business Media Ltd.	671,954	7,558,900
Vodafone Group PLC	4,911,145	13,789,904
William Hill PLC	1,439,895	4,193,164
WPP PLC	871,306	10,778,092

		352,350,222

Total Common Stocks & Other Equity Interests (Cost $621,930,169)		837,758,169

Money Market Funds—8.01%
Liquid Assets Portfolio — Institutional Class (b)	36,641,924	36,641,924
Premier Portfolio — Institutional Class (b)	36,641,924	36,641,924
Total Money Market Funds (Cost $73,283,848)		73,283,848

TOTAL INVESTMENTS—99.52% (Cost $695,214,017)		911,042,017

OTHER ASSETS LESS LIABILITIES—0.48%		4,429,981

NET ASSETS—100.00%		$915,471,998

Investment Abbreviations:

ADR —American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco European Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco European Growth Fund

A.	Security Valuations —(continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the
Invesco European Growth Fund

E.	Foreign Currency Contracts —(continued) value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$6,707,285	$—	$—	$6,707,285
Belgium	14,811,501	—	—	14,811,501
Denmark	—	19,495,621	—	19,495,621
France	45,228,555	—	—	45,228,555
Germany	73,324,209	—	—	73,324,209
Greece	12,642,580	—	—	12,642,580
Ireland	28,506,826	—	—	28,506,826
Italy	4,142,646	—	—	4,142,646
Netherlands	32,760,527	18,639,124	—	51,399,651
Norway	16,142,312	21,346,525	—	37,488,837
Russia	6,153,665	10,541,464		16,695,129
Spain	6,128,980	—	—	6,128,980
Sweden	7,671,988	26,713,368	—	34,385,356
Switzerland	89,219,283	12,586,459	—	101,805,742
Turkey	32,645,029	—	—	32,645,029
United Kingdom	278,330,217	74,020,005	—	352,350,222
United States	73,283,848	—	—	73,283,848

Total Investments	$727,699,451	$183,342,566	$—	$911,042,017

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
Invesco European Growth Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2011 was $25,696,050 and $37,638,560, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$256,701,465
Aggregate unrealized (depreciation) of investment securities	(41,070,037)

Net unrealized appreciation of investment securities	$215,631,428

Cost of investments for tax purposes is $695,410,589.
Invesco European Growth Fund

Invesco Global Small & Mid Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us      GSMG-QTR-1      01/11      Invesco Advisers, Inc.

Schedule of Investments
January 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—94.74%
Australia—0.81%
Computershare Ltd.	555,000	$5,594,616
Brazil—2.62%
Cielo S.A.	1,433,600	10,638,052
Duratex S.A.	770,700	7,397,240

		18,035,292

Canada—7.35%
Astral Media Inc. -Class A	158,400	6,332,520
Fairfax Financial Holdings Ltd.	20,671	7,886,070
MacDonald, Dettwiler and Associates Ltd. (a)	105,312	5,098,897
Onex Corp.	365,598	11,756,972
Paramount Resources Ltd. -Class A (a)	168,732	5,201,994
Power Financial Corp.	205,556	6,115,563
Precision Drilling Corp. (a)	777,655	8,170,309

		50,562,325

China—1.69%
Lee & Man Paper Manufacturing Ltd.	7,276,000	5,023,650
NetEase.com Inc. -ADR(a)	163,215	6,584,093

		11,607,743

Germany—2.21%
Deutsche Boerse AG	96,354	7,301,395
Puma AG Rudolf Dassler Sport	25,317	7,914,953

		15,216,348

Greece—0.97%
Intralot S.A.	1,953,016	6,709,954

Hong Kong—0.51%
Hongkong Land Holdings Ltd.	497,000	3,498,880

Indonesia—1.67%
PT Perusahaan Gas Negara	24,472,000	11,485,669

Ireland—1.58%
DCC PLC	366,961	10,849,598

Japan—3.96%
EXEDY Corp.	528,000	17,698,561
PIGEON Corp.	114,600	3,483,990
THK Co., Ltd.	231,300	6,056,809

		27,239,360

Mexico—1.44%
America Movil S.A.B. de C.V. -Series L -ADR	173,500	9,887,765

Netherlands—0.35%
Nielsen Holdings N.V. (a)	93,676	2,442,133

Philippines—5.32%
Ayala Corp.	2,905,864	22,364,403
Energy Development Corp. (b)	6,577,500	863,044
Energy Development Corp.	102,258,500	13,417,493

		36,644,940

Russia—0.74%
VimpelCom Ltd. -ADR	370,246	5,124,205

South Africa—2.13%
AngloGold Ashanti Ltd. -ADR	87,789	3,778,438
Naspers Ltd. -Class N	208,079	10,856,419

		14,634,857

South Korea—1.23%
NHN Corp. (a)	47,557	8,482,476

Spain—0.70%
Prosegur, Compania de Seguridad S.A.	82,257	4,785,219

Sweden—0.96%
Kinnevik Investment AB -Class B	294,904	6,573,044

Switzerland—1.73%
Aryzta AG	217,713	9,461,676
Foster Wheeler AG (a)	65,661	2,416,982

		11,878,658

Thailand—1.37%
Siam Commercial Bank PCL	3,089,900	9,437,749

Turkey—3.07%
Haci Omer Sabanci Holding A.S.	1,770,697	7,534,411
Tupras-Turkiye Petrol Rafinerileri A.S.	524,455	13,612,009

		21,146,420

United Kingdom—18.27%
African Barrick Gold Ltd.	576,174	4,626,977
Bunzl PLC	443,869	5,405,386
Chemring Group PLC	191,113	10,291,764
Compass Group PLC	611,853	5,442,568
Homeserve PLC	2,048,957	14,370,757
IG Group Holdings PLC	1,623,859	11,753,290
Informa PLC	1,662,227	11,469,369
International Power PLC	2,300,903	15,577,795
Lancashire Holdings Ltd.	590,881	5,256,017
Micro Focus International PLC	890,798	5,851,236
Playtech Ltd.	554,800	3,411,461
Shire PLC	639,427	16,875,962
Ultra Electronics Holdings PLC	288,643	8,250,342
United Business Media Ltd.	338,848	3,811,746
William Hill PLC	1,137,590	3,312,812

		125,707,482

See accompanying notes which are an integral part of this schedule.
Invesco Global Small & Mid Cap Growth Fund

	Shares	Value

United States—34.06%
Aetna Inc.	128,648	$4,237,665
Affiliated Managers Group, Inc. (a)	46,726	4,758,109
AGCO Corp. (a)	81,533	4,133,723
Alliance Data Systems Corp. (a)	48,570	3,435,842
Alpha Natural Resources, Inc. (a)	62,705	3,369,140
Altera Corp.	61,005	2,291,958
American Medical Systems Holdings, Inc. (a)	226,446	4,420,226
American Tower Corp. -Class A (a)	43,661	2,220,598
Amphenol Corp. -Class A	94,122	5,208,712
Assured Guaranty Ltd.	121,419	1,755,719
Autodesk, Inc. (a)	89,596	3,644,765
Avnet, Inc. (a)	148,233	5,280,059
BE Aerospace, Inc. (a)	113,894	4,406,559
BorgWarner, Inc. (a)	60,269	4,062,131
Bunge Ltd. (a)	30,330	2,064,563
Cavium Networks, Inc. (a)	89,869	3,553,420
Choice Hotels International, Inc.	122,479	4,645,628
Coach, Inc.	90,525	4,896,497
Continental Resources, Inc. (a)	90,089	5,784,615
Corrections Corp. of America (a)	91,127	2,260,861
Crown Holdings, Inc. (a)	132,308	4,413,795
DaVita, Inc. (a)	56,785	4,193,572
Discover Financial Services	222,463	4,580,513
Discovery Communications, Inc. -Class A (a)	49,829	1,943,331
Finisar Corp. (a)	126,770	4,221,441
Flowserve Corp.	37,454	4,681,375
Gardner Denver Inc.	56,829	4,099,644
Gentex Corp.	71,127	2,281,043
Hershey Co. (The)	91,951	4,293,192
Human Genome Sciences, Inc. (a)	114,454	2,776,654
IHS Inc. -Class A (a)	58,086	4,760,729
Intrepid Potash, Inc. (a)	100,941	3,648,008
J.B. Hunt Transport Services, Inc.	107,621	4,412,461
Jones Lang LaSalle Inc.	48,689	4,315,793
Kennametal Inc.	106,782	4,335,349
Lam Research Corp. (a)	80,683	4,025,275
Lubrizol Corp. (The) (a)	37,048	3,981,178
Macy’s, Inc.	185,988	4,305,622
Marriott International Inc. -Class A	113,824	4,494,910
Marvell Technology Group Ltd. (a)	214,078	4,069,623
Micron Technology, Inc. (a)	344,980	3,636,089
Moody’s Corp.	146,170	4,293,013
Navistar International Corp. (a)	73,286	4,752,597
O’Reilly Automotive, Inc. (a)	73,804	4,194,281
Oil States International, Inc. (a)	60,574	4,104,494
Pharmaceutical Product Development, Inc.	136,735	3,984,458
Pioneer Natural Resources Co.	61,173	5,821,223
Robert Half International, Inc.	126,423	3,964,625
Rovi Corp. (a)	66,845	4,128,347
Rue21, Inc. (a)	68,647	2,025,087
Staples, Inc.	183,505	4,093,997
Stillwater Mining Co. (a)	154,376	3,346,872
Teradata Corp. (a)	116,503	5,008,464
Terex Corp. (a)	134,019	4,346,236
TIBCO Software Inc. (a)	202,306	4,446,686
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	105,408	3,904,312
Universal Health Services, Inc. -Class B (a)	97,428	4,101,719
VeriSign, Inc. (a)	125,445	4,221,224
Weatherford International Ltd. (a)	158,099	3,750,108

		234,388,130

Total Common Stocks & Other Equity Interests (Cost $486,070,873)		651,932,863

Preferred Stock—1.29%
Brazil—1.29%
Companhia de Transmissao de Energia Eletrica Paulista -Pfd. (Cost $7,393,495)	289,600	8,861,725
Money Market Funds—4.64%
Liquid Assets Portfolio — Institutional Class (c)	15,976,957	15,976,957
Premier Portfolio — Institutional Class (c)	15,976,957	15,976,957

Total Money Market Funds (Cost $31,953,914)		31,953,914

TOTAL INVESTMENTS—100.67% (Cost $525,418,282)		692,748,502

OTHER ASSETS LESS LIABILITIES—(0.67)%		(4,605,785)

NET ASSETS—100.00%		$688,142,717

Investment Abbreviations:

ADR — American Depositary Receipt

Pfd. — Preferred

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2011 represented 0.13% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Global Small & Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Global Small & Mid Cap Growth Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
Invesco Global Small & Mid Cap Growth Fund

E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Global Small & Mid Cap Growth Fund

     During the three months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Australia	$—	$5,594,616	$—	$5,594,616
Brazil	26,897,017	—	—	26,897,017
Canada	50,562,325	—	—	50,562,325
China	6,584,093	5,023,650	—	11,607,743
Germany	15,216,348	—	—	15,216,348
Greece	6,709,954	—	—	6,709,954
Hong Kong	3,498,880	—	—	3,498,880
Indonesia	—	11,485,669	—	11,485,669
Ireland	10,849,598	—	—	10,849,598
Japan	—	27,239,360	—	27,239,360
Mexico	9,887,765	—	—	9,887,765
Netherlands	2,442,133	—	—	2,442,133
Philippines	—	36,644,940	—	36,644,940
Russia	5,124,205	—	—	5,124,205
South Africa	3,778,438	10,856,419	—	14,634,857
South Korea	8,482,476	—	—	8,482,476
Spain	4,785,219	—	—	4,785,219
Sweden	—	6,573,044	—	6,573,044
Switzerland	11,878,658	—	—	11,878,658
Thailand	9,437,749	—	—	9,437,749
Turkey	21,146,420	—	—	21,146,420
United Kingdom	105,518,708	20,188,774	—	125,707,482
United States	266,342,044	—	—	266,342,044

	$569,142,030	$123,606,472	$—	$692,748,502

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2011 was $67,564,587 and $72,756,679, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$193,098,720
Aggregate unrealized (depreciation) of investment securities	(27,238,067)

Net unrealized appreciation of investment securities	$165,860,653

Cost of investments for tax purposes is $526,887,849.
Invesco Global Small & Mid Cap Growth Fund

Invesco International Core Equity Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us      I-ICE-QTR-1      01/11      Invesco Advisers, Inc.

Schedule of Investments
January 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—95.94%
Australia—6.44%
Australia and New Zealand Banking Group Ltd.	195,763	$4,635,909
BHP Billiton Ltd.	194,666	8,652,546
Macquarie Group Ltd.	95,948	3,904,917
Telstra Corp. Ltd.	1,434,027	4,012,822

		21,206,194

Brazil—1.42%
Banco Santander Brasil S.A. (a)(b)	26,100	302,647
Banco Santander Brasil S.A. (a)	48,800	565,869
Companhia Energetica de Minas Gerais — ADR	52,115	860,940
PDG Realty S.A. Empreendimentos e Participacoes	175,200	969,013
Petroleo Brasileiro S.A. — ADR	26,603	977,128
Vale S.A. — ADR	29,034	1,011,254

		4,686,851

Canada—5.48%
Encana Corp.	98,838	3,185,361
Intact Financial Corp.	86,721	4,369,394
Metro Inc. — Class A	69,337	2,994,932
Nexen Inc.	163,184	4,098,749
Toronto-Dominion Bank (The) (c)	45,400	3,398,766

		18,047,202

China—1.12%
China Construction Bank Corp. — Class H	599,000	524,614
China Dongxiang Group Co.	1,460,000	635,158
China Minsheng Banking Corp., Ltd. — Class H	708,000	602,596
CNOOC Ltd.	302,800	673,979
KWG Property Holding Ltd.	567,000	423,010
Renhe Commercial Holdings Co., Ltd.	4,908,000	818,346

		3,677,703

Denmark—1.38%
Danske Bank A/S (d)	169,167	4,535,058
Finland—1.04%
Nokia Corp.	321,078	3,436,824
France—6.79%
BNP Paribas	56,513	4,223,583
Bouygues S.A.	105,975	4,933,442
Sanofi-Aventis S.A.	104,661	7,145,091
Total SA — ADR	103,133	6,061,127

		22,363,243

Germany—1.77%
Muenchener Rueckversicherungs-Gesellschaft AG	15,140	2,370,784
Salzgitter AG	42,732	3,456,851

		5,827,635

Greece—0.74%
National Bank of Greece S.A. (d)	252,382	2,438,951
Hong Kong—5.38%
Chaoda Modern Agriculture Holdings Ltd.	596,000	427,817
Cheung Kong (Holdings) Ltd.	255,000	4,219,709
China Unicom (Hong Kong) Ltd.	488,000	804,973
Esprit Holdings Ltd.	711,728	3,373,010
Henderson Land Development Co. Ltd.	627,000	4,335,696
Hutchison Whampoa Ltd.	389,100	4,558,219

		17,719,424

India—0.10%
Grasim Industries Ltd.	23	1,143
Oil and Natural Gas Corp. Ltd.	12,980	333,032

		334,175

Indonesia—0.16%
PT Telekomunikasi Indonesia Tbk	632,000	528,539
Ireland—0.23%
Dragon Oil PLC (d)	81,364	756,323
Italy—1.62%
Eni S.p.A — ADR	112,427	5,340,283
Japan—25.15%
Canon Inc.	88,600	4,333,570
East Japan Railway Co.	46,200	3,047,571
FUJIFILM Holdings Corp.	233,700	8,489,411
Mitsubishi Corp.	224,700	6,239,444
Mitsubishi UFJ Financial Group, Inc.	1,229,200	6,367,335
Murata Manufacturing Co., Ltd.	74,600	5,641,055
Nippon Telegraph & Telephone Corp.	69,200	3,214,997
Nippon Yusen Kabushiki Kaisha	1,287,000	5,618,724
Nissan Motor Co., Ltd.	644,500	6,499,607
Nitto Denko Corp.	66,900	3,325,847
NTT DoCoMo, Inc.	1,929	3,440,142
Seven & I Holdings Co., Ltd.	139,800	3,611,476
Shin-Etsu Chemical Co., Ltd.	56,700	3,183,844
Sumitomo Chemical Co., Ltd.	1,247,000	6,479,491
Takeda Pharmaceutical Co. Ltd.	66,700	3,206,689
Toyota Motor Corp.	103,900	4,296,828
Yamada Denki Co., Ltd.	86,750	5,876,662

		82,872,693

Mexico—0.46%
America Movil S.A.B. de C.V. — Series L	281,900	804,213
Desarrolladora Homex S.A.B. de C.V.—ADR(d)	23,848	727,126

		1,531,339

Netherlands—2.49%
TNT N.V.	131,265	3,561,330
Unilever N.V.	156,942	4,641,234

		8,202,564

See accompanying notes which are an integral part of this schedule.
Invesco International Core Equity Fund

	Shares	Value

Norway—2.61%
Statoil ASA	106,685	$2,588,563
Yara International ASA	106,462	6,010,408

		8,598,971

Poland—0.31%
KGHM Polska Miedz S.A.	17,730	1,038,185
Russia—0.72%
Gazprom — ADR	30,873	820,060
Magnitogorsk Iron & Steel Works — GDR	51,185	747,301
Rosneft Oil Co. — GDR	92,946	797,580

		2,364,941

South Africa—1.04%
Barloworld Ltd.	44,433	428,374
Sasol Ltd.	15,218	734,634
Standard Bank Group Ltd.	54,097	791,645
Steinhoff International Holdings Ltd. (d)	262,335	849,373
Tiger Brands Ltd.	24,636	637,298

		3,441,324

South Korea—2.14%
Dongbu Insurance Co., Ltd.	13,960	567,334
Hyundai Mipo Dockyard Co., Ltd.	5,647	1,040,504
Hyundai Mobis	5,564	1,282,702
LG Electronics Inc.	4,321	450,071
Lotte Shopping Co., Ltd.	843	339,493
POSCO	2,221	903,022
Samsung Electronics Co. Ltd.	1,560	1,370,761
Shinhan Financial Group Co., Ltd.	15,750	699,034
SK Telecom Co., Ltd.	2,799	410,626

		7,063,547

Spain—5.87%
Banco Santander S.A.	456,217	5,589,005
Iberdrola S.A.	617,478	5,290,976
Repsol YPF, S.A. — ADR(c)	114,837	3,644,926
Telefonica S.A.	191,233	4,813,786

		19,338,693

Switzerland—7.61%
Actelion Ltd. (d)	69,539	3,759,362
Holcim Ltd.	62,318	4,362,194
Swisscom AG	20,041	8,850,447
Zurich Financial Services AG	29,627	8,091,500

		25,063,503

Taiwan—0.89%
AU Optronics Corp. — ADR(d)	61,382	589,267
HTC Corp.	30,753	1,027,979
Powertech Technology Inc.	267,000	993,819
U-Ming Marine Transport Corp.	146,000	313,885

		2,924,950

Thailand—0.37%
Bangkok Bank PCL — NVDR	147,700	712,441
PTT PCL	45,500	493,444

		1,205,885

Turkey—0.18%
Asya Katilim Bankasi A.S.	347,352	606,804
United Kingdom—12.43%
AstraZeneca PLC	79,113	3,839,148
Barclays PLC	869,325	4,089,147
GlaxoSmithKline PLC	261,009	4,716,608
Imperial Tobacco Group PLC	269,881	7,709,743
International Power PLC	815,677	5,522,375
National Grid PLC	468,399	4,171,138
Royal Dutch Shell PLC — ADR	110,774	7,863,846
Vodafone Group PLC	1,080,076	3,032,723

		40,944,728

Total Common Stocks & Other Equity Interests (Cost $263,535,946)		316,096,532

Preferred Stocks—2.62%
Brazil—0.18%
Usinas Siderurgicas de Minas Gerais S.A. — Class A — 2.67% Pfd.(d)	50,300	586,280
Germany—2.44%
Porsche Automobil Holding SE — Pfd.	86,657	8,046,916

Total Preferred Stocks (Cost $6,027,937)		8,633,196

Money Market Funds—1.22%
Liquid Assets Portfolio — Institutional Class (e)	2,009,309	2,009,309
Premier Portfolio — Institutional Class (e)	2,009,309	2,009,309

Total Money Market Funds (Cost $4,018,618)		4,018,618

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.78% (Cost $273,582,502)		328,748,346

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—0.85%
Liquid Assets Portfolio — Institutional Class(e)(f) (Cost $2,804,343)	2,804,343	2,804,343

TOTAL INVESTMENTS—100.63% (Cost $276,386,844)		331,552,689

OTHER ASSETS LESS LIABILITIES—(0.63)%		(2,078,355)

NET ASSETS—100.00%		$329,474,334

See accompanying notes which are an integral part of this schedule.
Invesco International Core Equity Fund

Investment Abbreviations:
ADR	—American Depositary Receipt

GDR	—Global Depositary Receipt

NVDR	—Non-Voting Depositary Receipt

Pfd.	—Preferred
Notes to Schedule of Investments:
(a)	Each unit represents 55 common shares and 50 preferred shares

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2011 represented 0.26% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at January 31, 2011.

(d)	Non-income producing security.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco International Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco International Core Equity Fund

A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses
Invesco International Core Equity Fund

E.	Foreign Currency Translations — (continued)

arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco International Core Equity Fund

NOTE 2 — Additional Valuation Information — (continued)
     During the three months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Australia	$—	$21,206,194	$—	$21,206,194
Brazil	5,273,131	—	—	5,273,131
Canada	18,047,202	—	—	18,047,202
China	818,347	2,859,357	—	3,677,704
Denmark	4,535,059		—	4,535,059
Finland	3,436,824	—	—	3,436,824
France	22,363,243	—	—	22,363,243
Germany	13,874,551	—	—	13,874,551
Greece	2,438,951	—	—	2,438,951
Hong Kong	3,373,010	14,346,414	—	17,719,424
India	—	—	334,175	334,175
Indonesia		528,539	—	528,539
Ireland	756,323	—	—	756,323
Italy	5,340,282	—	—	5,340,282
Japan	—	82,872,693	—	82,872,693
Mexico	1,531,339	—	—	1,531,339
Netherlands	4,641,234	3,561,330	—	8,202,564
Norway	2,588,563	6,010,408	—	8,598,971
Poland	1,038,185	—	—	1,038,185
Russia	747,301	1,617,639	—	2,364,940
South Africa	3,441,324	—	—	3,441,324
South Korea	1,693,329	5,370,218	—	7,063,547
Spain	14,524,907	4,813,786	—	19,338,693
Switzerland	16,213,056	8,850,447	—	25,063,503
Taiwan	589,267	2,335,683	—	2,924,950
Thailand	1,205,885	—	—	1,205,885
Turkey	606,804	—	—	606,804
United Kingdom	36,773,590	4,171,138	—	40,944,728
United States	6,822,961	—	—	6,822,961

Total Investments	$172,674,668	$158,543,846	$334,175	$331,552,689

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2011 was $23,525,598 and $26,495,745, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$63,553,692
Aggregate unrealized (depreciation) of investment securities	(12,875,810)

Net unrealized appreciation of investment securities	$50,677,882

Cost of investments for tax purposes is $280,874,807.
Invesco International Core Equity Fund

Invesco Global Growth Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	GLG-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments
January 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—96.62%
Australia—5.08%
BHP Billiton Ltd.	117,247	$5,211,414
Cochlear Ltd.	29,778	2,296,092
QBE Insurance Group Ltd.	101,306	1,772,374
WorleyParsons Ltd.	104,433	2,893,591

		12,173,471

Belgium—1.48%
Anheuser-Busch InBev N.V.	63,953	3,537,883
Brazil—1.25%
Banco Bradesco S.A. — ADR	157,593	2,981,660
Canada—1.70%
Suncor Energy, Inc.	62,786	2,599,728
Talisman Energy Inc.	64,081	1,468,109

		4,067,837

China—1.02%
Industrial & Commercial Bank of China Ltd. — Class H	3,301,000	2,448,409
Denmark—1.68%
Novo Nordisk A.S. — Class B	35,543	4,013,163
France—4.26%
AXA S.A.	81,218	1,718,707
BNP Paribas	38,472	2,875,262
Cie Generale des Etablissements Michelin — Class B	15,481	1,126,693
Danone S.A.	36,001	2,167,746
Total S.A.	39,492	2,309,030

		10,197,438

Germany—6.09%
Adidas AG	42,617	2,653,620
Bayer AG	29,206	2,153,171
Bayerische Motoren Werke AG	44,618	3,424,980
Fresenius Medical Care AG & Co. KGaA	30,237	1,768,734
Puma AG Rudolf Dassler Sport	6,594	2,061,508
SAP AG	43,471	2,512,221

		14,574,234

Hong Kong—1.50%
Hutchison Whampoa Ltd.	141,000	1,651,783
Li & Fung Ltd.	300,000	1,952,280

		3,604,063

India—1.28%
Infosys Technologies Ltd. — ADR	45,417	3,075,185
Indonesia—0.58%
PT Perusahaan Gas Negara	2,962,500	1,390,417
Ireland—2.70%
Accenture PLC — Class A	36,487	1,877,986
Cooper Industries PLC	32,520	1,992,175
Ingersoll-Rand PLC	55,038	2,597,794

		6,467,955

Israel—2.52%
Teva Pharmaceutical Industries Ltd. — ADR	110,462	6,036,748
Japan—6.73%
Canon Inc.	44,000	2,152,111
Fanuc Ltd.	13,200	2,078,728
Keyence Corp.	9,700	2,568,780
Komatsu Ltd.	71,700	2,129,601
Nidec Corp.	52,500	4,936,358
Toyota Motor Corp.	54,600	2,258,006

		16,123,584

Mexico—2.03%
America Movil, S.A.B. de C.V. — Series L — ADR	39,445	2,247,971
Grupo Televisa, S.A. de C.V. — ADR	108,772	2,617,054

		4,865,025

Netherlands—2.36%
Koninklijke Ahold N.V.	124,695	1,688,050
TNT N.V.	66,034	1,791,558
Unilever N.V.	73,498	2,173,551

		5,653,159

Philippines—0.97%
Philippine Long Distance Telephone Co.	41,810	2,321,048
Russia—1.08%
Gazprom OAO — ADR	97,790	2,597,535
Singapore—0.74%
United Overseas Bank Ltd.	114,000	1,768,589
South Korea—2.02%
Hyundai Mobis	13,242	3,052,757
NHN Corp. (a)	9,950	1,774,726

		4,827,483

Sweden—1.39%
Telefonaktiebolaget LM Ericsson — Class B	163,965	2,020,400
Volvo AB — Class B (a)	74,628	1,298,442

		3,318,842

Switzerland—6.85%
Julius Baer Group Ltd.	42,316	1,914,370
Nestle S.A.	66,891	3,616,208
Novartis AG	49,172	2,741,036
Roche Holding AG	35,307	5,369,147
Syngenta AG	8,552	2,754,065

		16,394,826

See accompanying notes which are an integral part of this schedule.
Invesco Global Growth Fund

	Shares	Value

Taiwan—2.00%
Hon Hai Precision Industry Co., Ltd.	525,280	$2,248,903
Taiwan Semiconductor Manufacturing Co. Ltd.	970,428	2,537,930

		4,786,833

United Kingdom—14.30%
BG Group PLC	116,521	2,621,865
British American Tobacco PLC	44,510	1,642,863
Centrica PLC	464,385	2,378,840
Compass Group PLC	363,833	3,236,375
Imperial Tobacco Group PLC	143,728	4,105,905
Kingfisher PLC	543,911	2,194,831
Next PLC	72,529	2,296,101
Reckitt Benckiser Group PLC	26,257	1,427,439
Reed Elsevier PLC	240,727	2,131,766
Royal Dutch Shell PLC — Class B	70,167	2,439,301
Tesco PLC	425,385	2,743,068
Vodafone Group PLC	1,172,636	3,292,621
WPP PLC	301,373	3,727,997

		34,238,972

United States—25.01%
Amazon.com, Inc. (a)	16,366	2,776,328
Apple Inc. (a)	22,534	7,646,237
Cameron International Corp. (a)	50,274	2,679,604
Cardinal Health, Inc.	67,561	2,804,457
Carnival Corp. (b)	66,503	2,973,349
Chubb Corp. (The)	20,639	1,195,617
Cisco Systems, Inc. (a)	85,980	1,818,477
Comcast Corp. — Class A	113,655	2,585,651
Corning Inc.	55,861	1,240,673
Costco Wholesale Corp.	36,333	2,610,163
Delta Air Lines, Inc. (a)	175,897	2,052,718
Exxon Mobil Corp.	14,550	1,173,894
Gilead Sciences, Inc. (a)	49,936	1,916,544
Google, Inc. — Class A (a)	5,152	3,093,055
Johnson Controls, Inc.	36,876	1,415,670
JPMorgan Chase & Co.	33,399	1,500,951
Medco Health Solutions, Inc. (a)	28,095	1,714,357
Microsoft Corp.	116,289	3,224,113
Occidental Petroleum Corp.	38,828	3,753,891
PepsiCo, Inc.	33,991	2,185,961
UnitedHealth Group Inc.	122,059	5,010,522
Visa Inc. — Class A	48,678	3,400,158
Wal-Mart Stores, Inc.	20,101	1,127,063

		59,899,453

Total Common Stocks & Other Equity Interests (Cost $185,172,350)		231,363,812

Money Market Funds—3.59%
Liquid Assets Portfolio — Institutional Class (c)	4,293,094	4,293,094
Premier Portfolio — Institutional Class (c)	4,293,094	4,293,094

Total Money Market Funds (Cost $8,586,188)		8,586,188

TOTAL INVESTMENTS—100.21% (Cost $193,758,538)		239,950,000

OTHER ASSETS LESS LIABILITIES—(0.21)%		(497,257)

NET ASSETS—100.00%		$239,452,743

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Each unit represents one common share with paired trust share.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Global Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Global Growth Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Global Growth Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Australia	$—	$12,173,471	$—	$12,173,471
Belgium	3,537,883	—	—	3,537,883
Brazil	2,981,660	—	—	2,981,660
Canada	4,067,837	—	—	4,067,837
China	—	2,448,409	—	2,448,409
Denmark	—	4,013,163	—	4,013,163
France	10,197,438	—	—	10,197,438
Germany	14,574,234	—	—	14,574,234
Hong Kong	—	3,604,063	—	3,604,063
India	3,075,185	—	—	3,075,185
Indonesia	—	1,390,417	—	1,390,417
Ireland	6,467,955	—	—	6,467,955
Israel	6,036,748	—	—	6,036,748
Japan	—	16,123,584	—	16,123,584
Mexico	4,865,025	—	—	4,865,025
Netherlands	3,861,601	1,791,558	—	5,653,159
Philippines	2,321,048	—	—	2,321,048
Russia	—	2,597,535	—	2,597,535
Singapore	—	1,768,589	—	1,768,589
South Korea	4,827,483	—	—	4,827,483
Sweden	2,020,400	1,298,442	—	3,318,842
Switzerland	13,653,790	2,741,036	—	16,394,826
Taiwan	—	4,786,833	—	4,786,833
United Kingdom	29,485,341	4,753,631	—	34,238,972
United States	68,485,641	—	—	68,485,641

Total Investments	$180,459,269	$59,490,731	$—	$239,950,000

Invesco Global Growth Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2011 was $6,271,382 and $15,862,892, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$53,325,968
Aggregate unrealized (depreciation) of investment securities	(7,159,864)

Net unrealized appreciation of investment securities	$46,166,104

Cost of investments for tax purposes is $193,783,896.
NOTE 4 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Global Growth Fund (the “Fund”) would acquire all of the assets and liabilities of the Invesco Global Advantage Fund (the “Target Fund”) in exchange for shares of the Fund. The Agreement requires approval of the Target Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Global Growth Fund

Invesco International Growth Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	IGR-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments
January 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—94.73%
Australia—6.62%
BHP Billiton Ltd.	1,623,921	$72,180,304
Cochlear Ltd.	462,273	35,644,483
CSL Ltd.	1,007,236	37,420,980
QBE Insurance Group Ltd.	1,531,523	26,794,388
Woolworths Ltd.	921,476	24,560,522
WorleyParsons Ltd.	1,887,291	52,292,356

		248,893,033

Belgium—1.56%
Anheuser-Busch InBev N.V.	1,062,044	58,752,329
Brazil—2.47%
Banco Bradesco S.A. -ADR	3,181,071	60,185,863
Petroleo Brasileiro S.A. -ADR	989,160	32,889,570

		93,075,433

Canada—5.32%
Canadian National Railway Co.	263,060	17,835,957
Canadian Natural Resources Ltd.	789,473	35,204,204
Cenovus Energy Inc.	998,901	34,517,102
Encana Corp.	746,327	24,052,704
Fairfax Financial Holdings Ltd.	71,171	27,152,024
Suncor Energy, Inc.	921,053	38,137,279
Talisman Energy Inc.	1,007,062	23,072,009

		199,971,279

China—1.42%
Industrial & Commercial Bank of China Ltd. -Class H	72,058,000	53,446,672
Denmark—1.78%
Novo Nordisk A.S. -Class B	591,727	66,811,949
France—5.38%
AXA S.A.	1,187,531	25,130,113
BNP Paribas	632,347	47,259,389
Cie Generale des Etablissements Michelin -Class B	243,058	17,689,541
Danone S.A.	552,475	33,266,460
Eutelsat Communications	613,808	22,386,606
Publicis Groupe S.A.	399,062	20,533,014
Total S.A.	619,585	36,226,077

		202,491,200

Germany—6.48%
Adidas AG	727,367	45,290,751
Bayer AG	505,409	37,260,555
Bayerische Motoren Werke AG	710,379	54,530,329
Fresenius Medical Care AG & Co. KGaA	566,979	33,165,815
Puma AG Rudolf Dassler Sport	108,809	34,017,384
SAP AG	684,171	39,538,746

		243,803,580

Hong Kong—1.96%
Hutchison Whampoa Ltd.	4,011,000	46,987,966
Li & Fung Ltd.	4,106,000	26,720,199

		73,708,165

India—1.81%
Bharat Heavy Electricals Ltd.	363,894	17,647,347
Infosys Technologies Ltd.	743,465	50,493,429

		68,140,776

Israel—2.12%
Teva Pharmaceutical Industries Ltd. -ADR	1,461,762	79,885,293
Japan—9.53%
Canon Inc.	695,300	34,008,249
Denso Corp.	920,200	33,793,420
Fanuc Corp.	444,400	69,983,842
Keyence Corp.	132,900	35,194,933
Komatsu Ltd.	1,116,600	33,164,753
Nidec Corp.	818,200	76,931,958
Toyota Motor Corp.	839,600	34,722,006
Yamada Denki Co., Ltd.	598,600	40,550,663

		358,349,824

Mexico—3.46%
America Movil S.A.B. de C.V. -Series L -ADR	1,244,698	70,935,339
Fomento Economico Mexicano, S.A.B. de C.V. — ADR	429,795	22,809,220
Grupo Televisa S.A. —ADR(a)	1,512,645	36,394,239

		130,138,798

Netherlands—3.86%
Koninklijke (Royal) KPN N.V.	2,361,101	37,255,903
Koninklijke Ahold N.V.	2,796,242	37,853,936
TNT N.V.	1,352,858	36,704,176
Unilever N.V.	1,126,566	33,315,851

		145,129,866

Philippines—1.03%
Philippine Long Distance Telephone Co.	697,300	38,710,040
Russia—1.55%
Gazprom OAO —ADR	1,593,143	42,317,660
VimpelCom Ltd. —ADR	1,163,688	16,105,442

		58,423,102

See accompanying notes which are an integral part of this schedule.
Invesco International Growth Fund

	Shares	Value

Singapore—3.00%
Keppel Corp. Ltd.	7,111,000	$65,378,713
United Overseas Bank Ltd.	3,065,000	47,550,231

		112,928,944

South Korea—2.07%
Hyundai Mobis	219,267	50,548,934
NHN Corp. (a)	153,709	27,416,213

		77,965,147

Sweden—1.92%
Kinnevik Investment A.B. -Class B	892,207	19,886,187
Telefonaktiebolaget LM Ericsson -Class B	2,568,060	31,644,002
Volvo A.B. -Class B (a)	1,183,432	20,590,360

		72,120,549

Switzerland—7.20%
Julius Baer Group Ltd.	754,266	34,122,888
Nestle S.A.	1,161,027	62,766,524
Novartis AG	930,840	51,888,603
Roche Holding AG	519,545	79,007,373
Syngenta AG	134,238	43,229,668

		271,015,056

Taiwan—2.42%
Hon Hai Precision Industry Co., Ltd.	8,195,640	35,088,325
Taiwan Semiconductor Manufacturing Co. Ltd.	21,464,887	56,136,458

		91,224,783

Turkey—0.71%
Akbank T.A.S.	5,654,448	26,611,402
United Kingdom—21.06%
BG Group PLC	2,380,103	53,555,231
British American Tobacco PLC	1,230,969	45,435,023
Centrica PLC	9,776,850	50,082,488
Compass Group PLC	7,522,254	66,912,115
Imperial Tobacco Group PLC	2,225,788	63,584,513
Informa PLC	5,154,069	35,563,085
International Power PLC	9,166,220	62,058,026
Kingfisher PLC	8,569,484	34,580,233
Next PLC	1,078,854	34,154,037
Reckitt Benckiser Group PLC	640,573	34,824,197
Reed Elsevier PLC	4,373,074	38,725,907
Royal Dutch Shell PLC -Class B	1,161,353	40,373,535
Shire PLC	2,860,165	75,486,392
Smith & Nephew PLC	1,553,618	17,411,387
Tesco PLC	7,606,201	49,048,094
Vodafone Group PLC	19,800,537	55,597,523
WPP PLC	2,838,669	35,114,456

		792,506,242

Total Common Stocks & Other Equity Interests (Cost $2,545,203,532)		3,564,103,462

Money Market Funds—5.42%
Money Market Funds—5.42%
Liquid Assets Portfolio — Institutional Class (b)	102,029,452	102,029,452
Premier Portfolio — Institutional Class (b)	102,029,452	102,029,452

Total Money Market Funds (Cost $204,058,904)		204,058,904

TOTAL INVESTMENTS—100.15% (Cost $2,749,262,436)		3,768,162,366

OTHER ASSETS LESS LIABILITIES—(0.15)%		(5,829,603)

NET ASSETS—100.00%		$3,762,332,763

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco International Growth Fund

A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the
Invesco International Growth Fund

E.	Foreign Currency Contracts — (continued)

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$—	$248,893,033	$—	$248,893,033
Belgium	58,752,329	—	—	58,752,329
Brazil	93,075,433	—	—	93,075,433
Canada	199,971,279	—	—	199,971,279
China	—	53,446,672	—	53,446,672
Denmark	—	66,811,949	—	66,811,949
France	202,491,200	—	—	202,491,200
Germany	243,803,580	—	—	243,803,580
Hong Kong	—	73,708,165	—	73,708,165
India	—	—	68,140,776	68,140,776
Israel	79,885,293	—	—	79,885,293
Japan	—	358,349,824	—	358,349,824
Mexico	130,138,798	—	—	130,138,798
Netherlands	71,169,787	73,960,079	—	145,129,866
Philippines	38,710,040	—	—	38,710,040
Russia	16,105,442	42,317,660	—	58,423,102
Singapore	—	112,928,944	—	112,928,944
South Korea	77,965,147	—	—	77,965,147
Sweden	31,644,002	40,476,547	—	72,120,549
Switzerland	219,126,453	51,888,603	—	271,015,056
Taiwan	—	91,224,783	—	91,224,783
Turkey	—	26,611,402	—	26,611,402
United Kingdom	607,327,325	185,178,917	—	792,506,242
United States	204,058,904	—	—	204,058,904

Total Investments	$2,274,225,012	$1,425,796,578	$68,140,776	$3,768,162,366

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
Invesco International Growth Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2011 was $100,030,310 and $137,913,108, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,047,286,310
Aggregate unrealized (depreciation) of investment securities	(28,642,132)

Net unrealized appreciation of investment securities	$1,018,644,178

Cost of investments for tax purposes is $2,749,518,188.
NOTE 4 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco International Growth Fund (the “Fund”) would acquire all of the assets and liabilities of Invesco Van Kampen International Advantage Fund and Invesco Van Kampen International Growth Fund (the “Target Funds”) in exchange for shares of the Fund. The Agreement requires approval of the Target Funds’ shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco International Growth Fund

Item 2. Controls and Procedures.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM International Mutual Funds (Invesco International Mutual Funds)

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	April 1, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	April 1, 2011

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date:	April 1, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.